Income Taxes - Narrative (Details)	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 6,029,335
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	20,000,000.0
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 20,000,000.0